Segmented Information (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue		$ 109,173
Gross profit		45,223
Operating expenses	994,014	9,534,379	8,942,022
Net and comprehensive loss	$ (995,833)	(11,366,372)	(8,973,347)
Inventory		232,903
Plant and equipment		1,393,683	225,269
Electric Vehicles [Member]
Disclosure of operating segments [line items]
Revenue
Gross profit
Operating expenses		9,473,794	8,942,022
Other items		1,879,208	31,325
Net and comprehensive loss		11,353,002	8,973,347
Inventory
Plant and equipment		1,370,350	225,269
Custom Built Vehicles [Member]
Disclosure of operating segments [line items]
Revenue		109,173
Gross profit		45,223
Operating expenses		60,585
Other items		(1,992)
Net and comprehensive loss		13,370
Inventory		232,903
Plant and equipment		$ 23,333